CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares, par value US$0.0001 per share CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	(Accumulated deficit)/ Retained earnings CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2020 | ¥	¥ 121		¥ 5,058,176	¥ 17,108	¥ (1,257,594)	¥ 3,777,664
Beginning balance, issued (in shares) at Dec. 31, 2020	187,569,640
Beginning balance, Outstanding (in shares) at Dec. 31, 2020	167,965,710
Treasury stock, beginning balance at Dec. 31, 2020 | ¥		¥ (40,147)
Treasury stock, beginning balance (in shares) at Dec. 31, 2020		1,043,930
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥	¥ 1		19,088			19,089
Share-based awards provided to employees, issued (in shares)	1,160,438
Share-based awards provided to employees, Outstanding (in shares)	1,160,438
Share-based awards provided to employees of consolidated group of CreditEase | ¥	¥ 1		23,222		(23,223)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	1,126,902
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	1,126,902
Repurchase of ordinary shares | ¥						(2,750)
Repurchase of ordinary shares (in shares)	(257,124)
Repurchase of ordinary shares | ¥		¥ (2,750)
Repurchase of ordinary shares (in shares)		257,124
Foreign currency translation adjustment | ¥				(3,193)		(3,193)
Unrealized gains on available-for-sale investments | ¥				(2,362)		(2,362)
Net income | ¥					1,032,984	1,032,984
Ending balance at Dec. 31, 2021 | ¥	¥ 123		5,100,486	11,553	(247,833)	4,821,432
Ending balance, issued (in shares) at Dec. 31, 2021	189,856,980
Ending balance, Outstanding (in shares) at Dec. 31, 2021	169,995,926
Treasury stock, ending balance at Dec. 31, 2021 | ¥		¥ (42,897)
Treasury stock, ending balance (in shares) at Dec. 31, 2021		1,301,054
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥	¥ 2		22,133			22,135
Share-based awards provided to employees, issued (in shares)	3,035,692
Share-based awards provided to employees, Outstanding (in shares)	3,035,692
Share-based awards provided to employees of consolidated group of CreditEase | ¥	¥ 4		38,164		(38,168)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	6,406,670
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	6,406,670
Repurchase of ordinary shares | ¥		¥ (3,837)				(3,837)
Repurchase of ordinary shares (in shares)	(860,520)
Repurchase of ordinary shares (in shares)		860,520
Foreign currency translation adjustment | ¥				8,563		8,563
Unrealized gains on available-for-sale investments | ¥				(12,351)		(12,351)
Net income | ¥					1,194,871	1,194,871
Ending balance at Dec. 31, 2022 | ¥	¥ 129		5,160,783	7,765	908,870	¥ 6,030,813
Ending balance, issued (in shares) at Dec. 31, 2022	199,299,342					199,299,342	199,299,342
Ending balance, Outstanding (in shares) at Dec. 31, 2022	178,577,768					178,577,768	178,577,768
Treasury stock, ending balance at Dec. 31, 2022 | ¥		¥ (46,734)				¥ (46,734)
Treasury stock, ending balance (in shares) at Dec. 31, 2022		(2,161,574)				2,161,574	2,161,574
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥	¥ 1		6,751			¥ 6,752
Share-based awards provided to employees, issued (in shares)	869,556
Share-based awards provided to employees, Outstanding (in shares)	869,556
Share-based awards provided to employees of consolidated group of CreditEase | ¥			3,698		(3,698)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	479,542
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	479,542
Repurchase of ordinary shares | ¥						(48,117)
Repurchase of ordinary shares (in shares)	(5,219,898)
Repurchase of ordinary shares | ¥		¥ (48,117)
Repurchase of ordinary shares (in shares)		5,219,898
Foreign currency translation adjustment				(1,909)		(1,909)	$ (269)
Unrealized gains on available-for-sale investments				17,813		17,813	2,509
Net income					2,080,197	2,080,197	292,990
Ending balance at Dec. 31, 2023	¥ 130		¥ 5,171,232	¥ 23,669	¥ 2,985,369	¥ 8,085,549	$ 1,138,825
Ending balance, issued (in shares) at Dec. 31, 2023	200,648,440					200,648,440	200,648,440
Ending balance, Outstanding (in shares) at Dec. 31, 2023	174,706,968					174,706,968	174,706,968
Treasury stock, ending balance at Dec. 31, 2023		¥ (94,851)				¥ (94,851)	$ (13,359)
Treasury stock, ending balance (in shares) at Dec. 31, 2023		7,381,472				7,381,472	7,381,472